RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended				0 Months Ended	6 Months Ended	9 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2014	Jun. 21, 2013	Sep. 30, 2014
Related party transactions
Amount held by related parties	$ 54,773,000	$ 63,908,000				63,908,000				$ 54,773,000
Loan purchasing:
Loans purchased from CBD	143,098,000	235,077,000	239,616,000
Management and record keeping services:
Total management and record keeping services	28,041,000	36,815,000	39,655,000
Other transactions:
Tax payments to MCFC	2,278,000	7,432,000	9,845,000
Dividends paid to MCFC	3,231,000	24,618,000	6,773,000
Total other transactions	9,857,000	36,430,000	20,641,000
Investment Notes
Related party transactions
Weighted interest rate (as a percent)	9.23%	9.15%				9.15%				9.23%
CBD
Loan purchasing:
Loans purchased from CBD	143,098,000	235,077,000	239,616,000
Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	2,142,000	3,401,000	3,277,000
Fees paid for each loan purchased	30.00	30.00		30.00
Other reimbursements to CBD	1,047,000	0	0
CBD | Monthly servicing for outstanding principal
Management and record keeping services:
Total management and record keeping services	21,675,000	31,382,000	33,821,000
Additional disclosures
Service expense expressed as a percentage of outstanding principal					0.70%	0.68%	0.43%
CBD | Annual base fee
Management and record keeping services:
Total management and record keeping services								500,000
CBD | Monthly special services fee to CBD
Management and record keeping services:
Total management and record keeping services	3,311,000	0	0
CBD | Monthly base fee to CBD
Management and record keeping services:
Total management and record keeping services	250,000	0	0
CBD | Monthly cost sharing to MCFC
Management and record keeping services:
Total management and record keeping services	548,000	674,000	750,000
CBD | Monthly relationship fee for each loan owned at the prior fiscal year end
Additional disclosures
Service expense for each loan owned at prior fiscal year end								2.91	2.82	2.82
MCFC
Other transactions:
Tax payments to MCFC	2,278,000	7,432,000	9,845,000
Dividends paid to MCFC	3,231,000	24,618,000	6,773,000
Direct cost allocations to MCFC	1,159,000	979,000	746,000
Additional disclosures
Maximum annual expenses reimbursed	1,754,800	1,640,000	1,640,000
Additional percentage of maximum annual expenses reimbursed	7.00%
MCFC | Monthly cost sharing to MCFC
Additional disclosures
Maximum amount as annual service expense	750,000	750,000		750,000
MCFC | Monthly relationship fee for each loan owned at the prior fiscal year end
Management and record keeping services:
Total management and record keeping services	2,257,000	4,759,000	5,084,000
Thomas H. Holcom, Jr. and family | Investment Notes
Related party transactions
Amount held by related parties	185,000	550,000				550,000				185,000
Weighted interest rate (as a percent)	3.87%									3.87%
Carol Jackson | Investment Notes
Related party transactions
Amount held by related parties	$ 0	$ 586,000				586,000				$ 0
Weighted interest rate (as a percent)	8.25%									8.25%